Net fee and commission income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net fee And Commission Income [Line Items]
Underwriting fees	$ 957	$ 786	$ 568
M&A and corporate finance fees	1,105	1,049	840
Brokerage fees	5,426	4,586	3,542
Portfolio management, investment fund and related services fees	19,560	18,090	15,510
Other	3,533	4,217	3,306
Total fee and commission income	30,581	28,730	23,766
Brokerage fees paid	332	362	327
Fee and commission expense	2,669	2,592	2,195
Net fee and commission income	27,912	26,138	21,570
of which: Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income	17,920	16,341	13,950
of which: Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income	3,175	2,996	2,417
of which: Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income	4,089	3,737	3,376
of which: Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income	5,248	5,235	3,979
of which: Group Items
Net fee And Commission Income [Line Items]
Total fee and commission income	88	428	128
of which: Non-core and Legacy
Net fee And Commission Income [Line Items]
Total fee and commission income	62	(7)	(85)
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	19,562	18,208	15,911
Net fee and commission income	18,015	16,690	14,670
of which: recurring | of which: Global Wealth Management
Net fee And Commission Income [Line Items]
Net fee and commission income	13,671	12,625	10,988
of which: recurring | of which: Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Net fee and commission income	1,669	1,541	1,240
of which: recurring | of which: Asset Management
Net fee And Commission Income [Line Items]
Net fee and commission income	2,800	2,710	2,452
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	10,823	10,371	7,761
Net fee and commission income	9,702	9,299	6,807
of which: transaction-based | of which: Global Wealth Management
Net fee And Commission Income [Line Items]
Net fee and commission income	3,399	2,841	2,219
of which: transaction-based | of which: Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Net fee and commission income	1,303	1,182	1,060
of which: transaction-based | of which: Asset Management
Net fee And Commission Income [Line Items]
Net fee and commission income	79	77	60
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	195	150	94
Net fee and commission income	195	149	94
of which: performance-based | of which: Asset Management
Net fee And Commission Income [Line Items]
Net fee and commission income	$ 195	$ 149	$ 94